Events after the reporting period	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Events after the reporting period
27.	Events after the reporting period
The Group evaluated subsequent events from December 31, 2020 through the date the consolidated financial statements were issued and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than discussed below and disclosed in Note 10.1 and Note 22.
In January 2021, the Group signed an environmental agreement, according to which the Group undertook additional commitments in amount of RUB 2,856 million to reduce emissions of air pollutants until 2026.
On February 3, 2021, the U.S. dollar-denominated loan from VTB in the amount of $250 million agreed in April 2020 was received and used for the full repayment of the U.S. dollar-denominated VTB credit facilities of SKCC (Note 10.1 (a)).
Chief Executive Officer of Mechel PAO

Oleg V. Korzhov                             March 11, 2021